N-2	Jun. 16, 2025
Cover [Abstract]
Entity Central Index Key	0002020407
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	HARBOURVEST PRIVATE INVESTMENTS FUND
Entity Address, Address Line One	One Lincoln Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	617
Local Phone Number	348-3707
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	One Lincoln Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
Contact Personnel Name	Monique Austin